Other Operating Income and Gains (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Operating Income and Gains

	2019 RMB million	2018 RMB million	2017 RMB million
Co-operation routes income (note (a))	5,436	4,536	3,884
Routes subsidy income (note (b))	353	441	295
Other subsidy income (note (c))	535	453	762
Gain on disposal of items of property, plant and equipment	40	290	69
Gain on disposal of prepayments for land use rights	—	210	5
Gain on disposal of available-for-sale investments	—	—	4
Dividend income from available-for-sale investments	—	—	33
Gain on disposal of an associate	—	5	12
Dividend income from a financial asset at fair value through profit or loss	3	6	—
Dividend income from equity investments designated at fair value through other comprehensive income	19	23	—
Compensation from ticket sales agents	331	348	271
Gain on disposal of a subsidiary (note (d))	64	—	1,754
Others	421	280	392

	7,202	6,592	7,481

Notes:

(a)
Co-operation
routes income represents subsidies granted by various local authorities and other parties, with which the Group developed certain routes to support the development of local economy. The amounts granted are calculated based on the agreements entered into by all parties.

(b)	Routes subsidy income represents subsidies granted by various authorities to support certain international and domestic routes operated by the Group.
(c)	Other subsidy income represents subsidies granted by various local authorities based on certain amounts of tax paid and other government grants.
(d)	There are no unfulfilled conditions or other contingencies related to subsidies that were recognized for the years ended December 31, 2019, 2018 and 2017.